Note 20 - Subsequent Events (Details Textual)				12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 19, 2018 USD ($)	Feb. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 9,552,260	$ 4,196,268	$ 7,345,342
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ 803,811	$ 10,597	$ 461,586
Subsequent Event [Member] | M/V Monika P. [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 6,450,000
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 1,400,000
Loan Agreement to Finance Acquisition of M/V EM Ekaterini [Member] | Subsequent Event [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 11,300,000
Term Loan Facility Maximum Borrowing Capacity	$ 18,400,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery	65.00%
Debt Instrument, Number of Quarterly Installment Payments	20
Loan Agreement to Finance Acquisition of M/V EM Ekaterini [Member] | Subsequent Event [Member] | First Set of Quarterly Payments [member]
Debt Instrument, Periodic Payment, Total	$ 400,000
Debt Instrument, Number of Quarterly Installment Payments	8
Loan Agreement to Finance Acquisition of M/V EM Ekaterini [Member] | Subsequent Event [Member] | Second Set of Quarterly Payments [Member]
Debt Instrument, Periodic Payment, Total	$ 325,000
Debt Instrument, Number of Quarterly Installment Payments	12
London Interbank Offered Rate (LIBOR) [Member] | Loan Agreement to Refinance of M/V EM Ervridiki [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount			$ 4,250,000
Debt Instrument, Refinance Term, Number of Quarterly Payments			14
Debt Instrument, Periodic Payment, Total			$ 303,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 311,000
Debt Instrument, Basis Spread on Variable Rate			3.00%
London Interbank Offered Rate (LIBOR) [Member] | Loan Agreement to Finance Acquisition of M/V EM Ekaterini [Member] | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate	2.80%